Government grants (Tables)	12 Months Ended
Dec. 31, 2020
Government Grants
Government grants
	For the years ended
	December 31,	December 31,
	2020	2019
CEWS	$292,161	$-
CERS	58,526	-
Government grants recognized	350,687	-